Performance Management	Dec. 31, 2025
MML Focused Equity Fund
Prospectus [Line Items]
Performance Narrative [Text Block]
The Fund’s investment objective and investment strategy changed on October 1, 2026. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.

MML Foreign Fund
Prospectus [Line Items]
Performance Narrative [Text Block]
The Fund’s investment objective and investment strategy changed on October 1, 2026. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.